PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 4 - PROPERTY AND EQUIPMENT

The Company’s property and equipment at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Office equipment	$34,234	$34,234
Computer equipment	5,544	5,544
Manufacturing equipment	29,763	-
	69,541	39,778
Less accumulated depreciation	(24,854)	(20,766)
	$44,687	$19,012

Depreciation expense charged to operations amounted to $1,303 and $4,088, respectively, for the three and nine months ended September 30, 2018; and $1,529 and $4,586, respectively, for the three and nine months ended September 30, 2017.

The Company’s property and equipment at December 31, 2017 and 2016:

	2017	2016
Office equipment	$34,234	$34,234
Computer equipment	5,544	2,574
	39,778	36,808
Less accumulated depreciation	(20,766)	(14,644)
	$19,012	$22,164

Depreciation expense charged to operations amounted to $6,122 and $4,330 for the year ended December 31, 2017 and 2016, respectively.